Senior Notes payable and letter of credit facilities (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Line of Credit Facilities
As of December 31, 2020, the Company had entered into the following letter of credit facilities:

	Letters of Credit		Collateral
	Committed Capacity	Issued	Cash and Cash Equivalents
Committed - Secured letters of credit facilities	$225,000	$99,638	$102,283
Uncommitted - Secured letters of credit facilities	n/a	203,749	203,749
		$303,387	$306,032